Statements of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
Trading Equity:
Unrestricted cash	$ 101,238,145	$ 117,701,386
Restricted cash	13,490,625	26,703,038
Total cash	114,728,770	144,404,424
Net unrealized gain/(loss) on open contracts	5,792,535	6,652,432
Total Trading Equity	120,521,305	151,056,856
Interest receivable	565	1,354
Total Assets	120,521,870	151,058,210
LIABILITIES
Redemptions payable	2,079,936	3,447,262
Accrued ongoing placement agent fee	195,005	0
Accrued administrative fees	195,005	0
Accrued management fees	169,133	205,988
Payable to MS&Co.	0	127,622
Accrued brokerage fees	0	750,593
Total Liabilities	2,639,079	4,531,465
PARTNERS' CAPITAL
Limited Partners	116,569,858	144,651,488
General Partner	1,312,933	1,875,257
Total Partners' Capital	117,882,791	146,526,745
Total Liabilities and Partners' Capital	120,521,870	151,058,210
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 30.18	$ 26.48
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
ASSETS
Investments	12,289,754	18,589,455
Trading Equity:
Net unrealized gain/(loss) on open contracts		0
Interest receivable	61	165
Total Assets	14,172,143	18,589,620
LIABILITIES
Redemptions payable	238,966	529,590
Accrued ongoing placement agent fee	22,139	0
Accrued incentive fees	108,183	0
Accrued administrative fees	17,712	0
Accrued management fees	15,812	20,064
Accrued brokerage fees	0	70,894
Total Liabilities	402,812	620,548
PARTNERS' CAPITAL
Limited Partners	13,623,087	17,703,845
General Partner	146,244	265,227
Total Partners' Capital	13,769,331	17,969,072
Total Liabilities and Partners' Capital	14,172,143	18,589,620
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 8.49	$ 7.39
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
ASSETS
Investments	12,289,754	11,299,138
Trading Equity:
Total Assets	39,046,641	37,549,964
LIABILITIES
Total Liabilities	48,456	28,580
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
ASSETS
Investments	0	7,290,317
Trading Equity:
Redemptions receivable	1,882,328	0
Total Assets	12,415,386	44,043,845
LIABILITIES
Total Liabilities	12,415,386	1,456,785
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments	37,031,024	54,495,503
Trading Equity:
Interest receivable	182	494
Total Assets	37,031,206	54,495,997
LIABILITIES
Redemptions payable to Limited Partners	1,091,038	0
Redemptions payable to General Partner	50,000	1,159,681
Accrued ongoing placement agent fee	61,272	0
Accrued incentive fees	53,508	0
Accrued administrative fees	61,272	0
Accrued management fees	7,729	124,834
Accrued brokerage fees	0	270,566
Total Liabilities	1,324,819	1,555,081
PARTNERS' CAPITAL
Limited Partners	35,306,899	52,246,247
General Partner	399,488	694,669
Total Partners' Capital	35,706,387	52,940,916
Total Liabilities and Partners' Capital	37,031,206	54,495,997
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 13.62	$ 13.64
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments	28,236,607	46,985,018
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments	5,291,425	3,327,454
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments	3,502,992	4,183,031
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Equity:
Unrestricted cash	87,743,638	91,751,066
Restricted cash	7,277,235	12,312,414
Total cash	95,020,873	104,063,480
Net unrealized gain/(loss) on open contracts	604,870	1,225,590
Total Trading Equity	112,527,698	138,837,342
Interest receivable	536	1,241
Total Assets	112,528,234	138,838,583
LIABILITIES
Redemptions payable to Limited Partners	2,596,957	3,062,360
Redemptions payable to General Partner	50,005	0
Accrued ongoing placement agent fee	182,210	0
Accrued incentive fees	50,229	0
Accrued administrative fees	182,210	0
Accrued management fees	117,826	142,659
Accrued brokerage fees	0	687,693
Total Liabilities	3,179,437	3,892,712
PARTNERS' CAPITAL
Limited Partners	108,125,693	133,281,088
General Partner	1,223,104	1,664,783
Total Partners' Capital	109,348,797	134,945,871
Total Liabilities and Partners' Capital	112,528,234	138,838,583
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 19.07	$ 16.55
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
ASSETS
Investments	16,901,955	33,548,272
Trading Equity:
Total Assets	24,973,305	63,936,601
LIABILITIES
Total Liabilities	$ 43,208	$ 610,828